Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board
of Trustees of Cushing Mutual
Funds Trust

In planning and performing our
audit of the financial statements
of Cushing NextGen Infrastructure
Fund (formerly, Cushing MLP
Infrastructure Fund), a series
of Cushing Mutual Funds Trust
(the ?Fund?) as of and for the
year ended November 30, 2019,
in accordance with the standards
of the Public Company Accounting
Oversight Board (United States),
we considered the Fund?s internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for
designing our auditing procedures
for the purpose of expressing our
opinion on the financial statements
and to comply with the requirements
of Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Fund?s
internal control over financial
reporting. Accordingly, we express
no such opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A fund?s
internal control over financial
reporting is a process designed
to provide reasonable assurance
regarding the reliability of
financial reporting and the
preparation of financial
statements for external purposes
in accordance with U.S. generally
accepted accounting principles.
A fund?s internal control over
financial reporting includes
those policies and procedures
that (1) pertain to the
maintenance of records that,
in reasonable detail, accurately
and fairly reflect the
transactions and dispositions
of the assets of the fund; (2)
provide reasonable assurance
that transactions are recorded
as necessary to permit preparation
of financial statements in
accordance with U.S. generally
accepted accounting principles,
and that receipts and expenditures
of the fund are being made only
in accordance with authorizations
of management and trustees of
the fund; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition
of a fund's assets that could
have a material effect on the
financial statements.
Because of its inherent
limitations, internal control
over financial reporting may
not prevent or detect misstatements.
Also, projections of any evaluation
of effectiveness to future periods
are subject to the risk that
controls may become inadequate
because of changes in conditions,
or that the degree of compliance
with the policies or procedures
may deteriorate.
A deficiency in internal
control over financial reporting
exists when the design or
operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis.  A material
weakness is a deficiency, or a
combination of deficiencies,
in internal control over
financial reporting, such
that there is a reasonable
possibility that a material
misstatement of a fund?s
annual or interim financial
statements will not be prevented
or detected on a timely basis.
Our consideration of the
Fund?s internal control over
financial reporting was for
the limited purpose described
in the first paragraph and would
not necessarily disclose all
deficiencies in internal control
that might be material weaknesses
under standards established by
the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies
in the Fund?s internal control
over financial reporting and
its operation, including controls
over safeguarding securities,
that we consider to be a material
weakness as defined above as
of November 30, 2019.
This report is intended solely
for the information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange
Commission and is not intended
to be and should not be used
by anyone other than these
specified parties.

/s/ Ernst & Young LLP

Dallas, Texas
January 28, 2020